THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                     ON THE FORM 13F FILED ON MAY 16, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON AUGUST 15, 2005
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2005
                                               --------------------------------

Check here if Amendment [X]; Amendment Number:            2
                                               --------------------------------

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner          Baltimore, Maryland       08/15/2005
-----------------------     ------------------------  ---------------
    [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    20
                                           ------------------------------

Form 13F Information Table Value Total:    $524,494
                                           ------------------------------
                                                     (thousands)


--------------------------------------------------------------------------------
We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                   FOR THE QUARTER ENDED MARCH 31, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Alico, Inc.             Common     016230104     1,407        26,700   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Ask Jeeves              Common     045174109     5,616       200,000   SH      CALL     SOLE                                    NONE
------------------------------------------------------------------------------------------------------------------------------------

Caesars Entert., Inc.   Common     127687101    11,480       580,100   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

IAC/Interactive Corp.   Common     44919P102     2,784       125,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Mylan Labs, Inc.        Common     628530107    51,393     2,900,300   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Mylan Labs, Inc.        Common     628530107     5,316       300,000   SH      CALL     SOLE                                    NONE
------------------------------------------------------------------------------------------------------------------------------------

Nextel Comm.            Common     65332V103    21,808       767,356   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Omnicare, Inc.          Common     681904108    26,573       749,600   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sprint Corp (FON)       Common     852061100   106,092     4,663,400   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sungard Data Sys Inc.   Common     867363103    10,357       300,200   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Symantec Corporation    Common     871503108     1,805        84,600   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Symantec Corporation    Common     871503108     6,378       299,000   SH      CALL     SOLE                                    NONE
------------------------------------------------------------------------------------------------------------------------------------

Toys R Us               Common     892335100     5,152       200,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

United Defense Inds.    Common     91018B104    53,229       725,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Unocal Corporation      Common     915289102     3,084        50,000   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Veritas Software Corp.  Common     923436109   156,274     6,730,150   SH               SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------

Veritas Software Corp.  Common     923436109    16,254       700,000   SH      CALL     SOLE                                    NONE
------------------------------------------------------------------------------------------------------------------------------------

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                   FOR THE QUARTER ENDED MARCH 31, 2005

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Veritas Software Corp.  Common     923436109     4,574       197,000   SH      CALL      SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------

VISX, Inc.              Common     92844S105    27,486     1,172,610   SH                SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------
                        Sponsored
WMC Resources           ADR        92928R106     7,432       301,801   SH                SOLE                   SOLE
------------------------------------------------------------------------------------------------------------------------------------